SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
SHAREHOLDERS' EQUITY
20.	SHAREHOLDERS’ EQUITY

Ordinary Shares
Our ordinary shares are divided into Class A ordinary shares and Class B ordinary shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. On January 27, 2015, the directors of the Company had resolved, subject to the adoption of the Amended M&A, to issue 45,787,948 Class B Ordinary Shares to Morgancreek Investment Holdings Limited (“Morgancreek”), in exchange of 45,787,948 Class A Ordinary Shares held by Morgancreek. During the year ended December 31, 2018, the 45,787,948 Class A ordinary shares of Morgancreek were converted to Class B ordinary shares.

As of December 31, 2018, there were 84,390,429 Class A and 45,787,948 Class B ordinary shares outstanding, respectively.

Share repurchase program

On August 10, 2015, the Board of Director approved a share repurchase program pursuant to which, the Company is authorized to repurchase up to US$20,000 of its outstanding ADSs at a price not exceeding US$7.99 per ADS. During the year ended December 31, 2015 and 2016, the Company repurchased 614,033 and 967,408 ADSs, representing 1,842,099 and 2,902,224 ordinary shares, with a total consideration of US$3,111 and US$4,542 respectively. No ADS was repurchased in 2017 and 2018.

Special dividend

On December 11, 2015, the Board of Directors declared a special cash dividend of US$0.33 per ordinary share based on the number of ordinary shares outstanding as of September 30, 2015. The total amount of the special dividend was approximately RMB288,157, of which RMB285,829 has been paid in 2016. No special dividend was declared in 2017 and 2018.

No other dividend has been declared for the years ended December 31, 2016, 2017 and 2018.